Acquisitions (Pro-Forma Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Revenue	$ 12,013	$ 11,778	$ 10,839
Income from continuing operations	1,214	990	580
Net income attributable to the Company	$ 1,187	$ 1,001	$ 870
Basic net income per share - Continuing operations	$ 2.18	$ 1.78	$ 1.03
Basic net income per share - Net income attributable to the Company	$ 2.18	$ 1.84	$ 1.59
Diluted net income per share - Continuing operations	$ 2.15	$ 1.75	$ 1.02
Diluted net income per share - Net income attributable to the Company	$ 2.14	$ 1.81	$ 1.57